                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881
                                                     ---------
                 Oppenheimer Rochester Minnesota Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------
                        Date of fiscal year end: March 31
                                                 --------
                      Date of reporting period: 12/30/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                  COUPON    MATURITY       VALUE
------------                                                              ------   ----------   ------------
MUNICIPAL BONDS AND NOTES--102.2%
MINNESOTA--99.2%
$    120,000   Aitkin, MN Health Care Facilities (Riverwood Healthcare
               Center)                                                     5.600%  02/01/2032   $    110,803
      25,000   Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)    6.625   05/01/2030         25,616
   1,000,000   Anoka County, MN Hsg. & Redevel. Authority (Woodland
               Park Apts.)                                                 5.000   04/01/2027      1,049,190
     500,000   Anoka, MN Health Care Facility (Homestead Anoka)            7.000   11/01/2046        498,895
      25,000   Apple Valley, MN EDA (Evercare Senior Living)               6.000   12/01/2025         24,720
     205,000   Apple Valley, MN EDA (Evercare Senior Living)               6.125   06/01/2035        195,615
     250,000   Apple Valley, MN Hsg. & Health Care (Seasons at Apple
               Valley)                                                     6.750   03/01/2040        253,488
      25,000   Austin, MN GO                                               5.000   10/01/2018         25,050
     750,000   Austin, MN Hsg. & Redevel. Authority (Chauncey &
               Courtyard Apts.)                                            5.000   01/01/2031        814,245
     600,000   Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran
               Home)                                                       7.000   12/01/2046        603,564
     430,000   Baytown, MN Township (St. Croix Preparatory Academy)        7.000   08/01/2038        430,413
     150,000   Becker, MN Pollution Control (Northern States Power
               Company)                                                    8.500   03/01/2019        158,663
   2,000,000   Becker, MN Pollution Control (Northern States Power
               Company)                                                    8.500   04/01/2030      2,081,300
      10,000   Bemidji, MN Health Care Facilities (North Country Health
               Services)                                                   5.000   09/01/2031          9,749
   1,025,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)     5.375   09/01/2026        987,167
   1,000,000   Chippewa County, MN Gross Revenue (Montevideo Hospital)     5.500   03/01/2037        983,850
     145,000   Cloquet, MN Pollution Control (Potlach Corp.)               5.900   10/01/2026        144,999
     200,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)            5.250   12/01/2026        187,398
     315,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area
               Redevel.)                                                   5.000   02/15/2017        300,189
   1,000,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area
               Redevel.)                                                   5.375   02/15/2032        799,400
     900,000   Columbia Heights, MN Multifamily & Health Care
               Facilities (Crest View Corp.)                               5.700   07/01/2042        676,872
     750,000   Cottage Grove, MN Senior Hsg.                               5.250   12/01/2046        643,950
     200,000   Cuyuna Range, MN Hospital District Health Facilities        5.000   06/01/2029        190,382
      30,000   Dakota County, MN Community Devel. Agency (Grande Market
               Place)                                                      5.400   11/20/2043         30,108
     200,000   Dakota County, MN Community Devel. Agency (Regent
               Burnsville)                                                 6.000   07/01/2045        187,786
       5,000   Douglas County, MN Alexandria Hsg. & Redevel. Authority
               (Windmill Ponds)                                            2.810 1 07/01/2015          3,993
     200,000   Douglas County, MN Hsg. & Redevel. Authority                5.600   02/01/2024        230,032
   1,460,000   Duluth, MN Hsg. & Redevel. Authority (Benedictine Health
               Center)                                                     5.875   11/01/2033      1,354,997
     500,000   Duluth, MN Hsg. & Redevel. Authority (Public Schools
               Academy)                                                    5.875   11/01/2040        463,750
     310,000   Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)        6.000   08/20/2021        326,086
     500,000   Eveleth, MN Health Care (Arrowhead Senior Living
               Community)                                                  5.200   10/01/2027        413,285

               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                            COUPON    MATURITY        VALUE
------------                                                                        ------   ----------   -------------
$    950,000   Falcon Heights, MN (Kaleidoscope Charter School)                      6.000%  11/01/2037   $     836,095
     400,000   Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)      5.400   08/01/2040         401,604
     370,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)                   5.500   12/01/2029         364,802
     120,000   Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)              5.700   10/01/2029         116,854
     385,000   Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)           5.625   02/01/2030         400,134
     110,000   International Falls, MN Pollution Control (Boise Cascade Corp.)       5.500   04/01/2023          94,173
     180,000   International Falls, MN Pollution Control (Boise Cascade Corp.)       5.650   12/01/2022         156,611
     115,000   International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)    6.850   12/01/2029         103,104
     500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                         5.700   09/01/2036         475,710
     525,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                         6.250   09/01/2040         542,987
     500,000   Lamberton, MN Solid Waste (Highwater Ethanol)                         8.500   12/01/2022         364,280
     500,000   Litchfield, MN Electric Utility                                       5.000   02/01/2029         540,920
     250,000   Little Canada, MN Senior Hsg. (PHS/Mayfield)                          6.000   12/01/2030         254,780
     180,000   Maple Grove, MN Health Care Facilities (North Care)                   5.000   09/01/2029         179,257
     500,000   Maplewood, MN Health Care Facility (VOA Care Centers)                 5.375   10/01/2024         470,675
     490,000   Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)                6.375   03/01/2040         514,084
     495,000   Meeker County, MN (Memorial Hospital)                                 5.750   11/01/2027         504,771
     670,000   Meeker County, MN (Memorial Hospital)                                 5.750   11/01/2037         670,268
      35,000   Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS
               Obligated Group)                                                      5.250   08/15/2035          37,334
     650,000   Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP
               Obligated Group)                                                      5.875   12/01/2029         666,595
     140,215   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)    5.000   12/01/2038         141,333
     821,746   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)    5.250   12/01/2040         875,439
   1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000   01/01/2020       1,147,580
      85,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000   01/01/2022          88,617
   1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000   01/01/2022       1,115,110
     160,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000   01/01/2023         173,178
      25,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000   01/01/2028          25,257
   8,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission 2         5.000   01/01/2035       8,602,800
      55,000   Minneapolis, MN (Carechoice Member)                                   5.875   04/01/2024          51,141
      80,000   Minneapolis, MN (Sports Arena)                                        5.400   07/01/2030          80,035
     480,000   Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)       5.200   10/20/2048         484,858
      10,000   Minneapolis, MN Community Devel. Agency (Cord-Sets)                   5.500   06/01/2018          10,101

               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                   COUPON    MATURITY        VALUE
------------                                                              ------   ----------   ------------
$    420,000   Minneapolis, MN Community Devel. Agency (Riverside Homes
               of Minneapolis)                                             6.200%  09/01/2029   $    420,403
     500,000   Minneapolis, MN Devel. (Limited Tax Supported Community
               Bond Fund)                                                  6.000   12/01/2040        541,400
   1,050,000   Minneapolis, MN Health Care System (Fairview Health
               Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)           6.500   11/15/2038      1,197,221
     150,000   Minneapolis, MN Health Care System (Fairview Health
               System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)             6.375   11/15/2023        173,394
      55,000   Minneapolis, MN Health Care System (Fairview Health
               System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)             6.625   11/15/2028         62,206
     550,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)     5.400   04/01/2028        465,784
     200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)     5.500   04/01/2042        157,096
      50,000   Minneapolis, MN Multifamily Hsg. (Bottineau Commons)        5.450   04/20/2043         50,079
      20,000   Minneapolis, MN Multifamily Hsg. (East Village Hsg.
               Corp.)                                                      5.750   10/20/2042         20,217
   1,575,000   Minneapolis, MN Multifamily Hsg. (Sumner Field Phase II)    5.150   02/20/2045      1,585,836
     250,000   Minneapolis, MN Supported Devel. (Common Bond Fund)         5.000   06/01/2028        250,578
     380,000   Minneapolis, MN Tax Increment (East River/Unocal Site)      5.250   02/01/2026        349,741
     600,000   Minneapolis, MN Tax Increment (Grant Park)                  5.200   02/01/2022        581,124
   1,750,000   Minneapolis, MN Tax Increment (Grant Park)                  5.350   02/01/2030      1,571,955
     500,000   Minneapolis, MN Tax Increment (Ivy Tower)                   5.500   02/01/2022        449,360
   1,250,000   Minneapolis, MN Tax Increment (St. Anthony Falls)           5.750   02/01/2027      1,198,850
     635,000   Minneapolis, MN Tax Increment (Unocal Site)                 5.400   02/01/2031        563,004
       5,000   Minneota, MN Hsg. Facilities (Madison Ave. Apartments)      5.750   04/01/2019          5,010
      40,000   Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar
               Hills West)                                                 5.900   10/20/2019         40,069
     155,000   MN Agricultural & Economic Devel. Board (Fairview Health
               Services/FRRHS/FRWHS Obligated Group)                       6.375   11/15/2022        155,299
     115,000   MN Agricultural & Economic Devel. Board (Fairview Health
               Services/FRRHS/FRWHS Obligated Group)                       6.375   11/15/2029        115,139
     495,000   MN Agricultural & Economic Devel. Board (Fairview
               Hospital and Healthcare Service)                            5.750   11/15/2026        495,559
     250,000   MN HEFA (Ausburg College)                                   5.000   05/01/2036        248,070
     410,000   MN HEFA (Bethel University)                                 5.500   05/01/2022        421,205
     275,000   MN HEFA (College of St. Benedict)                           5.125   03/01/2036        277,538
      20,000   MN HEFA (College of St. Catherine)                          5.375   10/01/2032         20,091
     875,000   MN HEFA (College of St. Scholastica)                        5.125   12/01/2040        886,900
   1,000,000   MN HEFA (College of St. Scholastica)                        5.250   12/01/2035      1,034,980
     150,000   MN HEFA (College of St. Scholastica)                        6.000   12/01/2028        165,422
     500,000   MN HEFA (College of St. Scholastica)                        6.300   12/01/2040        546,325
     500,000   MN HEFA (Hamline University)                                5.000   10/01/2029        522,120
     500,000   MN HEFA (Hamline University)                                6.000   10/01/2032        553,435
     500,000   MN HEFA (Macalester College)                                5.000   06/01/2035        550,250
      45,000   MN HEFA (University of St. Thomas)                          5.250   10/01/2034         46,670

               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                  COUPON    MATURITY       VALUE
------------                                                              ------   ----------   ------------
$    750,000   MN HEFA (University of St. Thomas)                          5.250%  04/01/2039   $    796,710
     100,000   MN HFA (Rental Hsg.)                                        5.000   08/01/2040        100,305
      25,000   MN HFA (Rental Hsg.)                                        5.100   08/01/2024         25,012
     110,000   MN HFA (Rental Hsg.)                                        5.200   08/01/2029        110,031
      85,000   MN HFA (Rental Hsg.)                                        5.375   08/01/2028         85,072
     295,000   MN HFA (Rental Hsg.)                                        5.875   08/01/2028        295,245
      10,000   MN HFA (Rental Hsg.)                                        5.950   02/01/2015         10,031
       5,000   MN HFA (Rental Hsg.)                                        6.000   02/01/2022          5,009
      25,000   MN HFA (Rental Hsg.)                                        6.125   08/01/2021         25,041
      15,000   MN HFA (Rental Hsg.)                                        6.150   08/01/2025         15,017
      90,000   MN HFA (Residential Hsg.)                                   5.000   07/01/2023         93,303
     625,000   MN HFA (Residential Hsg.)                                   5.050   07/01/2034        648,456
     240,000   MN HFA (Residential Hsg.)                                   5.100   07/01/2031        243,072
      80,000   MN HFA (Residential Hsg.)                                   5.100   07/01/2038         80,685
     700,000   MN HFA (Residential Hsg.)                                   5.100   01/01/2040        724,059
      35,000   MN HFA (Residential Hsg.)                                   5.150   07/01/2028         35,790
      45,000   MN HFA (Residential Hsg.)                                   5.250   07/01/2033         45,958
     880,000   MN HFA (Residential Hsg.)                                   5.350   07/01/2033        880,405
      70,000   MN HFA (Residential Hsg.)                                   5.500   01/01/2038         71,460
      15,000   MN HFA (Residential Hsg.)                                   5.650   07/01/2033         15,671
       5,000   MN HFA (Residential Hsg.)                                   5.750   01/01/2038          5,181
      25,000   MN HFA (Single Family Mtg.)                                 5.150   07/01/2019         25,530
       5,000   MN HFA (Single Family Mtg.)                                 5.200   07/01/2013          5,011
      15,000   MN HFA (Single Family Mtg.)                                 5.600   07/01/2022         15,576
      10,000   MN HFA (Single Family Mtg.)                                 5.650   07/01/2031         10,355
      10,000   MN HFA (Single Family Mtg.)                                 5.800   07/01/2021         10,016
      15,000   MN HFA (Single Family Mtg.)                                 5.850   07/01/2019         15,024
     640,000   MN HFA (Single Family Mtg.)                                 5.900   07/01/2025        640,858
     750,000   MN Municipal Power Agency                                   5.250   10/01/2035        801,180
     500,000   MN Office of Higher Education (Supplemental Student Loan)   5.000   11/01/2029        536,690
     615,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)    5.000   04/01/2017        560,001
   1,410,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)    5.200   04/01/2027      1,191,196
   3,000,000   MN Tobacco Securitization Authority                         5.250   03/01/2031      3,091,590
      55,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota
               Masonic Home North Ridge)                                   5.875   03/01/2029         50,706
   1,100,000   North Oaks, MN Senior Hsg. (Presbyterian Homes of North
               Oaks)                                                       6.500   10/01/2047      1,121,483
      40,000   Northfield, MN Senior Hsg. (Northfield Manor)               6.000   07/01/2033         38,415
      50,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)       5.400   06/01/2041         42,445
     750,000   Otter Tail County, MN (Prairie Lakes Municipal Solid
               Waste Authority)                                            5.000   11/01/2030        804,593
     100,000   Park Rapids, MN Health Facilities (Mankato Lutheran
               Homes)                                                      5.600   08/01/2036         89,582
     100,000   Pine City, MN Health Care & Hsg. (North Branch)             6.125   10/20/2047        100,255
     115,000   Plymouth, MN Health Facilities (Health Span Health
               System/North Memorial Medical Center Obligated Group)       6.250   06/01/2016        115,079

               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                 COUPON    MATURITY       VALUE
------------                                                              ------   ----------   ------------
$    110,000   Plymouth, MN Health Facilities (HealthSpan Health
               System/North Memorial Medical Center Obligated Group)       6.125%  06/01/2024   $    110,230
     125,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)     5.750   08/01/2041        113,958
      15,000   Ramsey County, MN Hsg. & Redevel. Authority (Hanover
               Townhouses)                                                 5.625   07/01/2016         15,024
   1,000,000   Redwood Falls, MN (Redwood Area Hospital)                   5.125   12/01/2036        909,980
     250,000   Rochester, MN Health Care & Hsg. (Samaritan Bethany)        7.375   12/01/2041        263,593
     750,000   Rochester, MN Health Care Facilities (Olmstead Medical
               Center)                                                     5.875   07/01/2030        785,220
      25,000   Sartell, MN Environmental Improvement, Series A             5.200   06/01/2027         25,031
     250,000   Sauk Rapids, MN Health Care Housing Facilities (Good
               Shepard Lutheran Home)                                      7.500   01/01/2039        256,218
      25,000   South Washington County, MN Independent School District
               No. 833 COP                                                 5.250   12/01/2014         25,060
      10,000   Southern MN Municipal Power Agency                          5.000   01/01/2024         11,414
     750,000   Southern MN Municipal Power Agency                          5.250   01/01/2030        823,808
   1,000,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
               Village)                                                    5.000   02/01/2031        861,730
     750,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
               Village)                                                    5.625   02/01/2031        698,910
     250,000   St. Louis Park, MN EDA (Hoigaard Village)                   5.000   02/01/2023        257,278
   1,800,000   St. Louis Park, MN Health Care Facilities (Nicollett
               Health Services)                                            5.750   07/01/2039      1,871,622
      50,000   St. Louis Park, MN Health Care Facilities (PNMH/PNMC
               Holdings/PNI Obligated Group)                               5.500   07/01/2023         54,302
     625,000   St. Paul, MN Hsg. & Redevel. Authority (559 Capital
               Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)                  5.700   11/01/2015        625,563
     600,000   St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek
               Senior Place)                                               7.000   09/15/2037        534,882
     400,000   St. Paul, MN Hsg. & Redevel. Authority (Community of
               Peace Building Company)                                     5.000   12/01/2036        329,396
     300,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern
               Lofts)                                                      6.250   03/01/2029        302,439
     400,000   St. Paul, MN Hsg. & Redevel. Authority
               (HealthEast/HESJH/HSJH Obligation Group)                    6.000   11/15/2025        404,640
     215,000   St. Paul, MN Hsg. & Redevel. Authority
               (HealthEast/HESJH/HSJH Obligation Group)                    6.000   11/15/2035        214,712
     150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)      6.000   09/01/2036        132,639
     750,000   St. Paul, MN Hsg. & Redevel. Authority (Minneapolis
               Public Radio)                                               5.000   12/01/2025        833,408
     250,000   St. Paul, MN Hsg. & Redevel. Authority (Nova Classical
               Academy)                                                    6.375   09/01/2031        255,215
     500,000   St. Paul, MN Hsg. & Redevel. Authority (Package
               Facilities)                                                 5.000   08/01/2035        523,610
     500,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard
               Shaller)                                                    5.250   10/01/2042        427,190
     750,000   St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto
               Hsg.)                                                       5.500   09/20/2044        757,343
     875,000   St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)       5.000   08/01/2035        903,560

               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                  COUPON    MATURITY       VALUE
------------                                                              ------   ----------   ------------
$    700,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)      7.000%  03/01/2029   $    701,078
     200,000   St. Paul, MN Hsg. & Redevel. Authority (Wellington)         5.100   02/01/2024        200,234
     500,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facilities (Carondelet Village)                             6.000   08/01/2035        516,095
      25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (GHP/RH/MAC Obligated Group)                       5.250   05/15/2017         27,842
     500,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (GHP/RH/MAC Obligated Group)                       5.250   05/15/2036        501,780
       5,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (Regions Hospital)                                 5.200   05/15/2013          5,014
      50,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (Regions Hospital)                                 5.250   05/15/2018         50,090
      35,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
               Facility (Regions Hospital)                                 5.300   05/15/2028         35,011
      55,000   St. Paul, MN Independent School District No. 625 COP        6.375   02/01/2013         55,271
   2,445,000   St. Paul, MN Port Authority (Great Northern)                6.000   03/01/2030      2,327,982
      50,000   St. Paul, MN Port Authority (Office Building)               5.250   12/01/2027         50,872
     100,000   St. Paul, MN Port Authority (Office Building)               5.250   12/01/2027        101,744
   1,375,000   St. Paul, MN Port Authority (Regions Hospital Parking
               Ramp)                                                       5.000   08/01/2036      1,289,021
     150,000   Stearns County, MN (St. John's Prep School)                 5.600   10/01/2024        150,270
     900,000   Stillwater, MN Multifamily (Orleans Homes)                  5.375   02/01/2032        755,379
     440,000   Stillwater, MN Multifamily (Orleans Homes)                  5.500   02/01/2042        354,803
   1,000,000   University of Minnesota                                     5.000   08/01/2036      1,080,180
     500,000   University of Minnesota                                     5.000   12/01/2036        558,850
     750,000   University of Minnesota                                     5.250   12/01/2031        868,778
      10,000   University of Minnesota                                     6.200   09/01/2012         10,082
      25,000   Virginia, MN Hsg. & Redevel. Authority Health Care
               Facilities                                                  5.375   10/01/2030         25,311
      75,000   Washington County, MN Hsg. & Redevel. Authority (Briar
               Pond)                                                       5.550   08/20/2024         75,188
      25,000   Washington County, MN Hsg. & Redevel. Authority (Briar
               Pond)                                                       5.600   08/20/2034         25,064
     115,000   Washington County, MN Hsg. & Redevel. Authority
               (HealthEast Bethesda Hospital)                              5.375   11/15/2018        114,999
      15,000   Washington County, MN Hsg. & Redevel. Authority
               (HealthEast Bethesda Hospital)                              5.375   11/15/2018         15,000
      15,000   Western, MN Municipal Power Agency                          5.000   01/01/2026         15,382
     145,000   Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)     5.850   06/01/2019        145,103
     500,000   Winona, MN Health Care Facilities (Winona Health
               Services/Winona Senior Services Obligated Group)            6.000   07/01/2026        511,685
     875,000   Winona, MN Health Care Facilities (Winona Health
               Services/Winona Senior Services Obligated Group)            6.000   07/01/2034        887,443
      15,000   Woodbury, MN Senior Hsg. (Presbyterian Homes Hsg.&
               Assisted Living)                                            6.150   07/01/2019         15,016
                                                                                                ------------
                                                                                                  88,794,012
                                                                                                ------------

U.S. POSSESSIONS--3.0%
     250,000   Puerto Rico Electric Power Authority, Series CCC            5.250   07/01/2028        264,303
     250,000   Puerto Rico Highway & Transportation Authority              5.300   07/01/2035        255,403
       5,000   Puerto Rico ITEMECF (Ana G. Mendez University)              5.375   02/01/2019          5,003
      90,000   Puerto Rico Sales Tax Financing Corp., Series A             5.750   08/01/2037         98,398

               6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                               COUPON      MATURITY       VALUE
------------                                                            ------     ----------   ------------
$  2,000,000   Puerto Rico Sales Tax Financing Corp., Series A           6.160% 3  08/01/2034   $    534,920
   2,000,000   Puerto Rico Sales Tax Financing Corp., Series A           6.160 3   08/01/2036        468,080
     500,000   Puerto Rico Sales Tax Financing Corp., Series C           5.250     08/01/2041        523,720
     500,000   Puerto Rico Sales Tax Financing Corp., Series C           6.000     08/01/2039        553,830
                                                                                                ------------
                                                                                                   2,703,657
                                                                                                ------------


TOTAL INVESTMENTS, AT VALUE (COST $88,109,756)-102.2%                                             91,497,669
LIABILITIES IN EXCESS OF OTHER ASSETS-(2.2)                                                       (1,976,457)
                                                                                                ------------
NET ASSETS-100.0%                                                                               $ 89,521,212
                                                                                                ============

Footnotes to Statement of Investments

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                            LEVEL 3--
                                         LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                        UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                       QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                                       -------------   -----------------   ------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
      Minnesota                        $         --    $      88,794,012   $         --   $  88,794,012
      U.S. Possessions                           --            2,703,657             --       2,703,657
                                       -------------   -----------------   ------------   -------------
Total Assets                           $         --    $      91,497,669   $         --   $  91,497,669
                                       -------------   -----------------   ------------   -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

               7 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH              Bethany Covenant Home
BLMC             Bethesda Lutheran Medical Center
CAH              Colonial Acres Home
CHC              Children's Health Care
CHCS             Children's Health Care Services
COP              Certificates of Participation
CRC              Covenant Retirement Communities
DRH              D.R. Hospital
ECH              Ebenezer Covenant Home
EDA              Economic Devel. Authority
FRCS             Fairview Regional Community Services
FRRHS            Fairview Range Regional Health Services
FRWHS            Fairview Red Wing Health Services
FSH              Fairview Seminary Home
FSP              Fairview Seminary Plaza
GHP              Group Health Plan
GO               General Obligation
HEFA             Higher Education Facilities Authority
HESJH            HealthEast St. John's Hospital
HFA              Housing Finance Agency
HP               Healthpartners
HPA              Healthpartners Administrators
HSJH             HealthEast St. Joseph's Hospital
ITEMECF          Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC              Midwest Assurance Company
PHS              Pinnacle Health System
PNI              Park Nicollet Institute
PNMH             Park Nicollet Methodist Hospital
RH               Regions Hospital
ROLs             Residual Option Longs
RRHS             Range Regional Health Services

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In

               8 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally

               9 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and

               10 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 30, 2011, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short term floating rate securities is recorded as interest expense. At December 30, 2011, municipal bond holdings with a value of $8,602,800 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At December 30, 2011, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

  PRINCIPAL                                                                        COUPON     MATURITY
   AMOUNT      INVERSE FLOATER 1                                                   RATE 2       DATE        VALUE
------------   -----------------                                                   -------    --------    -----------
$  2,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs 3  15.208 %    1/1/35     $ 2,602,800

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement..

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 as of December 30, 2011.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $     82,129,936 1
                                    ================
Gross unrealized appreciation       $      4,638,081
Gross unrealized depreciation             (1,250,168)
                                    ----------------
Net unrealized appreciation         $      3,387,913
                                    ================

               11 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

1. The Federal tax cost of securities does not include cost of $5,979,820, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

               12 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:    /s/ William F. Glavin, Jr.
       --------------------------------
       William F. Glavin, Jr.
       Principal Executive Officer

Date:  2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William F. Glavin, Jr.
       --------------------------------
       William F. Glavin, Jr.
       Principal Executive Officer

Date:  2/9/2012

By:    /s/ Brian W. Wixted
       --------------------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  2/9/2012